CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common Stock Par Value	Additional Paid-in Capital	Cumulative Net Earnings	Cumulative Dividends Paid	Accumulated Other Comprehensive Loss	Total Stockholders' Equity	Noncontrolling Interest	Total
Balance (112,393 common shares, 123,530 common shares, 127,606 common shares, 187,399 shares for 2012, 2013, 2014, 2015 respectively) at Dec. 31, 2012	$ 11,239	$ 1,664,855	$ 754,128	$ (1,418,893)		$ 1,011,329		$ 1,011,329
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Grant of restricted stock (15 shares at $30.33 per share, 12 shares at $35.79 and 21 shares at $35.70 per share to company directors for 2013, 2014 and 2015 respectively)	2	(2)
Amortization of restricted stock		5,817				5,817		5,817
Restricted stock shares surrendered for tax withholding (193 shares)	(19)	(5,755)				(5,774)		(5,774)
Dividend reinvestment plan (1,930 shares at $28.94 per share, 2,084 shares at $34.32 per share, 4,184 shares at $36.06 per share for 2013, 2014, 2015 respectively)	193	55,632				55,825		55,825
Grant of stock as payment of directors fees (6 shares at an average of $31.21 per share, 6 shares at an average of $35.52 per share, 9 shares at an average of $35.94 per share for 2013, 2014, 2015 respectively)		187				187		187
Equity Shelf Program (6,504 shares at $30.48 per share, net of issuance costs and 1,848 shares at $34.33 per share, net of issuance costs for 2013 and 2014, respectively)	650	193,149				193,799		193,799
Issuance of common stock (2,875 shares at $29.48 per share and 10,925 shares at an average of $40.32 per share for 2013 and 2015, respectively)	288	84,286				84,574		84,574
Common dividends ($1.86 per share, $2.02 per share and $2.18 per share for 2013, 2014, 2015 respectively)				(218,175)		(218,175)		(218,175)
Net income			172,521			172,521		172,521
Balance (112,393 common shares, 123,530 common shares, 127,606 common shares, 187,399 shares for 2012, 2013, 2014, 2015 respectively) at Dec. 31, 2013	12,353	1,998,169	926,649	(1,637,068)		1,300,103		1,300,103
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Grant of restricted stock (15 shares at $30.33 per share, 12 shares at $35.79 and 21 shares at $35.70 per share to company directors for 2013, 2014 and 2015 respectively)	1	(1)
Amortization of restricted stock		8,382				8,382		8,382
Vesting of restricted stock to company executives, net of tax withholdings (126 share and 941 share for 2013 and 2014 respectively)	13	(3,590)				(3,577)		(3,577)
Dividend reinvestment plan (1,930 shares at $28.94 per share, 2,084 shares at $34.32 per share, 4,184 shares at $36.06 per share for 2013, 2014, 2015 respectively)	208	71,279				71,487		71,487
Grant of stock as payment of directors fees (6 shares at an average of $31.21 per share, 6 shares at an average of $35.52 per share, 9 shares at an average of $35.94 per share for 2013, 2014, 2015 respectively)	1	199				200		200
Equity Shelf Program (6,504 shares at $30.48 per share, net of issuance costs and 1,848 shares at $34.33 per share, net of issuance costs for 2013 and 2014, respectively)	185	61,796				61,981		61,981
Common dividends ($1.86 per share, $2.02 per share and $2.18 per share for 2013, 2014, 2015 respectively)				(258,598)		(258,598)		(258,598)
Net income			221,349			221,349		221,349
Balance (112,393 common shares, 123,530 common shares, 127,606 common shares, 187,399 shares for 2012, 2013, 2014, 2015 respectively) at Dec. 31, 2014	12,761	2,136,234	1,147,998	(1,895,666)		1,401,327		1,401,327
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Grant of restricted stock (15 shares at $30.33 per share, 12 shares at $35.79 and 21 shares at $35.70 per share to company directors for 2013, 2014 and 2015 respectively)	2	(2)
Amortization of restricted stock		11,133				11,133		11,133
Vesting of equity compensation plan, net of tax withholdings (941 shares)	94	(26,800)				(26,706)		(26,706)
Dividend reinvestment plan (1,930 shares at $28.94 per share, 2,084 shares at $34.32 per share, 4,184 shares at $36.06 per share for 2013, 2014, 2015 respectively)	418	150,429				150,847		150,847
Value of assumed options in Merger		109,346				109,346		109,346
Value of assumed other equity compensation plan in Merger		12,644				12,644		12,644
Grant of stock as payment of directors fees (6 shares at an average of $31.21 per share, 6 shares at an average of $35.52 per share, 9 shares at an average of $35.94 per share for 2013, 2014, 2015 respectively)	1	312				313		313
Deferred compensation directors		1,444				1,444		1,444
Issuance of common stock (2,875 shares at $29.48 per share and 10,925 shares at an average of $40.32 per share for 2013 and 2015, respectively)	1,093	438,229				439,322		439,322
Issuance of common stock - Merger - related ( 43,713 shares)	4,371	1,776,505				1,780,876		1,780,876
Common dividends ($1.86 per share, $2.02 per share and $2.18 per share for 2013, 2014, 2015 respectively)				(358,372)		(358,372)		(358,372)
OP units issuance (9,165 units)							$ 373,394	373,394
Cash conversion of OP units (209 units)							(7,251)	(7,251)
OP units distributions							(11,636)	(11,636)
Foreign currency translation					$ (8,027)	(8,027)	(386)	(8,413)
Cash flow hedges					(685)	(685)	(33)	(718)
Net income			224,524			224,524	8,791	233,315
Balance (112,393 common shares, 123,530 common shares, 127,606 common shares, 187,399 shares for 2012, 2013, 2014, 2015 respectively) at Dec. 31, 2015	$ 18,740	$ 4,609,474	$ 1,372,522	$ (2,254,038)	$ (8,712)	$ 3,737,986	$ 362,879	$ 4,100,865